Shareholders' equity - Capital stock and contributed surplus (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Stated value
Equity at beginning of period	$ 323,648	$ 305,705
Shares acquired for equity incentive plan		(963)
Shares issued and released on equity incentive plans	(1,283)	1,720
Stock-based compensation	73	17,614
Shares acquired and canceled under normal course issuer bid	(1,552)	(2,022)
Equity at end of period	$ 367,245	$ 323,648
Capital stock
Number of shares
Number of shares outstanding at beginning of period (shares) | shares	25,814,859	25,410,151
Shares acquired for equity incentive plan (shares) | shares		(26,321)
Shares issued and released on equity incentive plans (shares) | shares		479,211
Shares acquired and canceled under normal course issuer bid (shares) | shares	(28,601)	(48,182)
Number of shares outstanding at end of period (shares) | shares	25,786,258	25,814,859
Stated value
Equity at beginning of period	$ 450,127	$ 434,764
Shares acquired for equity incentive plan		(963)
Shares issued and released on equity incentive plans		18,348
Shares acquired and canceled under normal course issuer bid	(1,552)	(2,022)
Equity at end of period	448,575	450,127
Contributed surplus
Stated value
Equity at beginning of period	36,267	35,281
Shares issued and released on equity incentive plans	(1,283)	(16,628)
Stock-based compensation	73	17,614
Equity at end of period	$ 35,057	$ 36,267